Computer hardware prepayments	12 Months Ended
Jun. 30, 2024
Computer Hardware Prepayments [Abstract]
Computer hardware prepayments
Note 12. Computer hardware prepayments

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Non-current assets
Mining hardware prepayment	239,841	68

Computer hardware prepayments represent payments made by the Group for the purchase of Bitcoin mining hardware. These prepayments are in accordance with payment schedules set out in relevant purchase agreements with hardware manufacturers.

Mining hardware prepayments at 30 June 2024 include Bitcoin mining hardware prepayments of $203,783,000 and $36,058,000 relating to initial 10% non-refundable deposits for options to purchase further Bitcoin mining hardware. $22,768,000 and $13,290,000 of these option deposits expire if unexercised before March and May 2025 respectively.

During the year ended 30 June 2023, an impairment of $12,961,000 was recorded in relation to mining hardware prepayments of which $11,301,000 related to the above utilization of all prepayments under the 10 EH/s contract with Bitmain. During the year ended 30 June 2023, an impairment of $1,660,000 was recorded against mining hardware prepayments held by IE CA 3 Holdings Ltd reducing the underlying carrying amount of the mining hardware prepayments held by IE CA 3 Holdings Ltd to $2,381,000 which were derecognized by the Group on deconsolidation of the entity on 3 February 2023. See note 16.